CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	170,000,000	170,000,000
Ordinary shares, shares issued	33,740,174	33,686,134
Ordinary shares, shares outstanding	31,095,335	31,041,295
Treasury shares, shares	2,644,839	2,644,839